Operating assets and liabilities - Leases - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Leases, amount recognised in income statement	kr 1,832	kr 1,491	kr 1,303
Cash outflow for leases	2,022	1,438	kr 1,275
Lease liabilities	5,726	4,529
Lease liability, amount excluded	kr 4,051	kr 3,723